Trade and other receivables - Ageing of trade receivables and provision for impairment (Details) - Trade receivables - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gross
Trade and other receivables
Financial assets	$ 877	$ 883
Gross | Not due
Trade and other receivables
Financial assets	387	362
Gross | Overdue by less than 1 month
Trade and other receivables
Financial assets	206	213
Gross | Overdue by between 1 and 3 months
Trade and other receivables
Financial assets	108	152
Gross | Overdue by between 3 and 6 months
Trade and other receivables
Financial assets	79	67
Gross | Overdue by between 6 and 12 months
Trade and other receivables
Financial assets	46	49
Gross | Overdue by more than 12 months
Trade and other receivables
Financial assets	51	40
Accumulated impairment
Trade and other receivables
Financial assets	(78)	(82)	$ (87)	$ (87)
Accumulated impairment | Overdue by less than 1 month
Trade and other receivables
Financial assets	(1)	(1)
Accumulated impairment | Overdue by between 1 and 3 months
Trade and other receivables
Financial assets	(6)	(4)
Accumulated impairment | Overdue by between 3 and 6 months
Trade and other receivables
Financial assets	(9)	(14)
Accumulated impairment | Overdue by between 6 and 12 months
Trade and other receivables
Financial assets	(17)	(25)
Accumulated impairment | Overdue by more than 12 months
Trade and other receivables
Financial assets	$ (45)	$ (38)